Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Net income/(loss) per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net loss for discontinued operations	(29,712)	—	—
Denominator:
Weighted average ordinary shares outstanding
—basic	335,640,275	341,070,214	347,119,359
—diluted	335,640,275	341,070,214	347,119,359
Basic and diluted net loss per share attributable to ordinary shareholders	(0.09)	—	—
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(5.31)	—	—
Numerator:
Net loss for continuing operations attributable to the Company’s ordinary shareholders	(12,844)	(15,032)	(7,235)
Denominator:
Weighted average ordinary shares outstanding
—basic	335,640,275	341,070,214	347,119,359
—diluted	335,640,275	341,070,214	347,119,359
Basic and diluted net loss per share attributable to ordinary shareholders	(0.04)	(0.04)	(0.02)
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(2.30)	(2.64)	(1.25)
*

In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares.